Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Pensions and other post-employment benefits
19) PENSIONS AND POST-EMPLOYMENT BENEFITS
Defined contribution pension plans
The consolidated costs of defined contribution plans for the years ended December 31, 2022, 2021 and 2020 were $59, $54 and $48, respectively. CEMEX contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.
Defined benefit pension plans
Most of CEMEX’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-employment benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended December 31, 2022, 2021 and 2020, the effects of pension plans and other post-employment benefits are summarized as follows:

	Pensions			Other benefits			Total
Net period cost (income):	2022	2021	2020	2022	2021	2020	2022	2021	2020
Recorded in operating costs and expenses
Service cost	$8	9	9	4	3	2	12	12	11
Past service cost	1	—	(2)	—	—	1	1	—	(1)
Settlements and curtailments	—	(1)	—	—	(1)	(1)	—	(2)	(1)

	9	8	7	4	2	2	13	10	9

Recorded in other financial expenses
Net interest cost	23	26	27	6	5	5	29	30	32

Recorded in other comprehensive income
Actuarial (gains) losses for the period	(166)	(257)	181	(10)	(6)	18	(176)	(263)	199

	$(134)	(223)	215	—	1	25	(134)	(223)	240

As of December 31, 2022 and 2021, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

	Pensions		Other benefits		Total
	2022	2021	2022	2021	2022	2021
Change in benefits obligation:
Projected benefit obligation at beginning of the period	$2,685	2,928	98	105	2,783	3,033
Service cost	8	9	4	3	12	12
Interest cost	66	62	6	5	72	67
Actuarial gains	(632)	(134)	(10)	(6)	(642)	(140)
Initial valuation from new plan	13	—	—	—	13	—
Reduction from disposal of assets 1	(6)	—	—	—	(6)	—
Settlements and curtailments	—	(1)	—	(1)	—	(2)
Plan amendments	1	—	—	—	1	—
Benefits paid	(130)	(132)	(7)	(7)	(137)	(139)
Foreign currency translation	(194)	(47)	1	(1)	(193)	(48)

Projected benefit obligation at end of the period	1,811	2,685	92	98	1,903	2,783

Change in plan assets:
Fair value of plan assets at beginning of the period	1,783	1,693	1	1	1,784	1,694
Return on plan assets	43	36	—	—	43	36
Actuarial (losses) gains	(466)	123	—	—	(466)	123
Employer contributions	98	78	7	7	105	85
Initial valuation from new plan	13	—	—	—	13	—
Benefits paid	(132)	(132)	(7)	(7)	(139)	(139)
Foreign currency translation	(132)	(15)	—	—	(132)	(15)

Fair value of plan assets at end of the period	1,207	1,783	1	1	1,208	1,784

Net projected liability in the statement of financial position	$604	902	91	97	695	999

1	In connection with the sale of Neoris’ 65% stake as described in note 4.2.
For the years 2022, 2021 and 2020, actuarial (gains) losses for the period were generated by the following main factors as follows:

	2022	2021	2020
Actuarial (gains) losses due to experience	$96	(87)	1
Actuarial (gains) losses due to demographic assumptions	(2)	20	18
Actuarial (gains) losses due financial assumptions	(270)	(196)	180

	$(176)	(263)	199

In 2022, net actuarial gains due to financial assumptions were mainly driven by a general increase in the discount rates applicable to the calculation of the benefits’ obligations mainly in the United Kingdom, the United States,

Germany, and Mexico, as market interest rates increased in 2022 as compared to 2021, partially offset by actual returns in plan assets lower than estimated for a total of $466, of which $373 refers to the United Kingdom, $52 to the United States and $19 to Mexico. In addition, there were significant increase effects in the net projected liability related to adjustments due to experience for a total of $96, mainly in the United Kingdom for $77 and Germany for $13. In 2022, the net actuarial gains were also driven by a gain in demographic assumptions of $2.
In 2021, net actuarial gains due to financial assumptions were mainly driven by moderate increases in the discount rates applicable to the calculation of the benefits’ obligations in the United Kingdom, the United States, Germany and Mexico, as market interest rates increased in 2021 as compared to 2020. In addition, there were significant reduction effects in the net projected liability related to adjustments due to experience in the United Kingdom, the United States and Germany for a combined amount of $81. Moreover, the net projected liability significantly decreased by actual returns in plan assets higher than estimated returns for a total of $122, of which $86 refers to the United Kingdom, $13 to the United States and $23 to other countries, partially offset by actuarial losses due to demographic assumption of $20, of which $12 refers to the United Kingdom.
As of December 31, 2022 and 2021, based on the hierarchy of fair values, plan assets are detailed as follows:

	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash	$38	—	—	38	$33	—	—	33
Investments in corporate bonds	7	289	—	296	1	432	—	433
Investments in government bonds	90	266	—	356	85	393	—	478

Total fixed-income securities	135	555	—	690	119	825	—	944

Investment in marketable securities	226	42	—	268	380	109	—	489
Other investments and private funds	91	42	117	250	163	88	100	351

Total variable-income securities	317	84	117	518	543	197	100	840

Total plan assets	$452	639	117	1,208	$662	1,022	100	1,784

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2022				2021
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Rates ranges in other countries
Discount rates	10.50%	5.50%	5.00%	3.6%–13.0%	9.25%	2.90%	1.90%	0.4%–9.3%
Rate of return on plan assets	10.50%	5.50%	5.00%	3.6%–13.0%	9.25%	2.90%	1.90%	0.4%–9.3%
Rate of salary increases	4.50%	—	3.25%	2.5%–7.3%	4.50%	—	3.35%	2.3%–7.3%

As of December 31, 2022, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

Estimated payments
2023	$145
2024	139
2025	140
2026	140
2027 – 2032	821
As of December 31, 2022 and 2021, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

	2022			2021
	PBO	Assets	Deficit	PBO	Assets	Deficit
Mexico	$220	25	195	$200	38	162
United States	194	166	28	270	226	44
United Kingdom 1	1,062	791	271	1,794	1,273	521
Germany	134	6	128	180	7	173
Other countries	293	220	73	339	240	99

	$1,903	1,208	695	$2,783	1,784	999

1
Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund started to receive annual dividends from a limited partnership (the “Partnership”), whose assets, transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. The annual dividends received by the pension funds in 2022, 2021 and 2020, which increase at a 5% rate per year, were £22.3 ($30), £22.3 ($30) and £21.3 ($29), respectively. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.

In some countries, CEMEX has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2022 and 2021, the projected benefits obligation related to these benefits was $60 and $69, respectively, included within other benefits liability. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2022 and 2021 for Mexico were 7% and 7% respectively, for Puerto Rico 5.4% and 6.4%, respectively, for the United Kingdom were 6.8% and 6.9%, respectively, and for TCL was a rate range between 5.0% and 13.0% and 5.0% and 10.5%, respectively.
Significant events of settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
In 2022, there were no significant settlements or curtailments related to employees’ pension benefits and other post-employment benefits.

Significant events of settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods — continued

In 2021, as an effect of a sale of assets in France (note 4.2), there was a curtailment gain of $1 in its pension plan recognized in the statement of operations for the period. In addition, one of the participating companies in other postretirement benefits of TCL ceased operations in February 2021, resulting in a curtailment gain in other postretirement benefits of $1 reflected in the statement of operations for the period.
During 2020, in connection with the divestiture of Kosmos’ assets in the United States (note 4.1), CEMEX recognized a curtailment gain of $1 related to its medical plan. Moreover, in France, CEMEX changed certain formulas of the pension benefits resulting in a past service gain of $2. In addition, in Mexico, CEMEX changed some postretirement benefits resulting in an expense for past services of $1 in 2020. These effects were recognized in the income statement for the year.
Sensitivity analysis of pension and other post-employment benefits
For the year ended December 31, 2022, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2022 are shown below:

	Pensions		Other benefits		Total
Assumptions:	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Discount Rate Sensitivity	$(91)	100	(3)	3	(94)	103
Salary Increase Rate Sensitivity	5	(4)	—	(1)	5	(5)
Pension Increase Rate Sensitivity	66	(63)	—	—	66	(63)
Multiemployer defined benefit pension plans
In addition to the Company’s sponsored plans, certain union employees in the United States and the United Kingdom are covered under multiemployer defined benefit plans administered by their unions. The Company’s funding arrangements, rate of contributions and funding requirements were made in accordance with the contractual multiemployer agreements. The combined amounts contributed to the multiemployer plans were $61 in 2022, $58 in 2021 and $56 in 2020. The Company expects to contribute $58 to the multiemployer plans in 2023.